Income taxes	6 Months Ended
Oct. 31, 2025
Income Tax Disclosure [Abstract]
Income taxes

13 Income taxes

Caymans and BVIs

The Company and its subsidiaries are domiciled in the Cayman Island and British Virgin Islands. The locality currently enjoys permanent income tax holidays; accordingly, the Company does not accrue for income taxes.

Singapore

Phaos Technology Pte. Ltd. is incorporated in Singapore and are subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Vietnam

Phaos Solutions Vietnam Company Limited is incorporated in Vietnam and are subject to Vietnam Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Vietnam tax laws. The applicable tax rate is 20% in Vietnam, but from October 1, 2025 onwards, applicable rate will be 15% if the annual turnover is no more than VND 3 billion.

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	For Six Months Periods Ended October 31,
	2024	2025	2025
	S$	S$	US$
	Unaudited	Unaudited	Unaudited
Loss before tax	(2,019,092)	(1,505,248)	(1,156,784)
Singapore income tax rate	(17.0)%	(17.0)%	(17.0)%
Reconciling items:
Non-deductible expenses	0.9%	1.0%	1.0%
Deferred tax assets on temporary differences not recognized	16.1%	16.0%	16.0%
Effective tax rate	-	-	-

13	Income taxes (cont’d)

Deferred tax

Significant components of deferred tax were as follows:

	As of,
	April 30, 2025	October 31, 2025	October 31, 2025
	S$	S$	US$
	Audited	Unaudited	Unaudited
Net operating loss carried forward	10,094,281	11,507,805	8,843,748
Deferred tax assets, gross	1,716,028	1,956,327	1,503,437
Valuation allowance	(1,716,028)	(1,956,327)	(1,503,437)
Deferred tax assets, net of valuation allowance	-	-	-

Deferred tax assets are recognized in the consolidated financial statements only to the extent that it is probable that future taxable income will be available against which the Company can utilize the benefits. The use of these tax losses is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislations of the respective countries in which the group companies operate.

The deferred tax assets not recognized as of April 30, 2025 and October 31, 2025 was S$1,716,028 and S$1,956,327 (US$1,503,437) respectively. The deferred tax assets not recognized was primarily related to the Company’s net loss (tax losses) carry forwards, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Tax losses on Net Operating Losses can be carried forward indefinitely unless there’s a major change in shareholding.